UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments:

Putnam Strategic Volatility Equity Fund

The fund's portfolio
4/30/15 (Unaudited)

COMMON STOCKS (94.4%)(a)
		Shares	Value

Aerospace and defense (5.6%)

General Dynamics Corp.		1,100	$151,052

L-3 Communications Holdings, Inc.		387	44,470

Lockheed Martin Corp.		763	142,376

Raytheon Co.		1,054	109,616

Rockwell Collins, Inc.		583	56,743

TransDigm Group, Inc.		210	44,547

			548,804
Air freight and logistics (2.3%)

CH Robinson Worldwide, Inc.		649	41,789

Expeditors International of Washington, Inc.		234	10,724

United Parcel Service, Inc. Class B		1,662	167,081

			219,594
Auto components (0.3%)

Gentex Corp.		1,256	21,792

Lear Corp.		73	8,105

			29,897
Automobiles (0.5%)

Harley-Davidson, Inc.		930	52,275

			52,275
Banks (5.2%)

BB&T Corp.		2,513	96,223

Cullen/Frost Bankers, Inc.		228	16,630

PNC Financial Services Group, Inc.		1,436	131,724

Wells Fargo & Co.		4,662	256,876

			501,453
Beverages (0.6%)

Dr. Pepper Snapple Group, Inc.		797	59,440

			59,440
Capital markets (0.5%)

Northern Trust Corp.		629	46,011

			46,011
Chemicals (1.7%)

Airgas, Inc.		227	22,991

Axalta Coating Systems, Ltd.(NON)		257	7,885

International Flavors & Fragrances, Inc.		277	31,786

Sherwin-Williams Co. (The)		355	98,690

			161,352
Commercial services and supplies (0.8%)

Stericycle, Inc.(NON)		220	29,355

Waste Management, Inc.		1,069	52,948

			82,303
Communications equipment (2.2%)

Cisco Systems, Inc.		7,217	208,066

Motorola Solutions, Inc.		148	8,843

			216,909
Consumer finance (1.8%)

Capital One Financial Corp.		1,946	157,334

Synchrony Financial(NON)		579	18,036

			175,370
Containers and packaging (0.9%)

Avery Dennison Corp.		415	23,070

Ball Corp.		583	42,798

Bemis Co., Inc.		450	20,250

			86,118
Diversified financial services (2.3%)

Berkshire Hathaway, Inc. Class B(NON)		1,507	212,803

NASDAQ OMX Group, Inc. (The)		129	6,273

			219,076
Diversified telecommunication services (1.5%)

Verizon Communications, Inc.		2,937	148,142

			148,142
Electric utilities (2.5%)

American Electric Power Co., Inc.		1,465	83,315

Pinnacle West Capital Corp.		478	29,254

Southern Co. (The)		2,889	127,983

			240,552
Energy equipment and services (0.9%)

National Oilwell Varco, Inc.		1,612	87,709

			87,709
Food and staples retail (2.2%)

Costco Wholesale Corp.		1,160	165,938

Wal-Mart Stores, Inc.		640	49,952

			215,890
Food products (0.6%)

Bunge, Ltd.		551	47,590

Pinnacle Foods, Inc.		234	9,489

			57,079
Health-care equipment and supplies (2.5%)

Abbott Laboratories		2,950	136,939

C.R. Bard, Inc.		283	47,142

Edwards Lifesciences Corp.(NON)		465	58,892

			242,973
Health-care providers and services (2.4%)

AmerisourceBergen Corp.		988	112,928

Cardinal Health, Inc.		462	38,965

DaVita HealthCare Partners, Inc.(NON)		738	59,852

Mednax, Inc.(NON)		347	24,561

			236,306
Hotels, restaurants, and leisure (2.0%)

Chipotle Mexican Grill, Inc.(NON)		18	11,184

McDonald's Corp.		1,870	180,549

			191,733
Household durables (0.2%)

Tupperware Brands Corp.		223	14,910

			14,910
Household products (1.8%)

Church & Dwight Co., Inc.		347	28,166

Clorox Co. (The)		288	30,557

Colgate-Palmolive Co.		1,766	118,816

			177,539
Industrial conglomerates (1.4%)

Danaher Corp.		1,682	137,722

			137,722
Insurance (2.9%)

Axis Capital Holdings, Ltd.		390	20,303

Chubb Corp. (The)		279	27,440

Everest Re Group, Ltd.		160	28,626

PartnerRe, Ltd.		200	25,600

RenaissanceRe Holdings, Ltd.		176	18,038

Travelers Cos., Inc. (The)		1,158	117,085

XL Group PLC		1,196	44,348

			281,440
Internet software and services (1.8%)

eBay, Inc.(NON)		3,074	179,091

			179,091
IT Services (6.7%)

Accenture PLC Class A		1,647	152,595

Automatic Data Processing, Inc.		1,196	101,110

Computer Sciences Corp.		637	41,055

Fidelity National Information Services, Inc.		557	34,807

Fiserv, Inc.(NON)		696	54,010

Paychex, Inc.		1,417	68,569

Vantiv, Inc. Class A(NON)		546	21,349

Visa, Inc. Class A		2,650	175,033

			648,528
Media (3.5%)

Discovery Communications, Inc. Class C(NON)		1,027	31,046

Interpublic Group of Cos., Inc. (The)		1,834	38,221

Madison Square Garden Co. (The) Class A(NON)		277	22,243

Omnicom Group, Inc.		849	64,320

Scripps Networks Interactive Class A		459	32,066

Walt Disney Co. (The)		1,401	152,317

			340,213
Metals and mining (0.7%)

Newmont Mining Corp.		1,972	52,238

Royal Gold, Inc.		296	19,101

			71,339
Multi-utilities (0.1%)

Alliant Energy Corp.		189	11,429

			11,429
Multiline retail (3.6%)

Dollar General Corp.		1,347	97,940

Dollar Tree, Inc.(NON)		910	69,533

Kohl's Corp.		297	21,280

Target Corp.		2,072	163,336

			352,089
Oil, gas, and consumable fuels (6.3%)

Exxon Mobil Corp.		3,460	302,295

HollyFrontier Corp.		869	33,700

Kinder Morgan, Inc.		3,958	169,996

Spectra Energy Corp.		2,939	109,478

			615,469
Pharmaceuticals (8.8%)

Eli Lilly & Co.		2,314	166,307

Johnson & Johnson		2,570	254,944

Merck & Co., Inc.		3,469	206,614

Pfizer, Inc.		6,650	225,635

			853,500
Real estate investment trusts (REITs) (3.3%)

Alexandria Real Estate Equities, Inc.(R)		220	20,324

American Campus Communities, Inc.(R)		470	18,866

American Capital Agency Corp.(R)		1,549	31,964

Brixmor Property Group, Inc.(R)		243	5,698

HCP, Inc.(R)		1,631	65,713

Health Care REIT, Inc.(R)		786	56,608

Public Storage(R)		322	60,507

Spirit Realty Capital, Inc.(R)		1,772	20,006

Starwood Property Trust, Inc.(R)		989	23,746

Taubman Centers, Inc.(R)		237	17,066

			320,498
Semiconductors and semiconductor equipment (2.3%)

Analog Devices, Inc.		841	52,007

Broadcom Corp. Class A		2,354	104,059

Linear Technology Corp.		501	23,111

Maxim Integrated Products, Inc.		1,239	40,676

			219,853
Software (1.4%)

FactSet Research Systems, Inc.		138	21,720

Intuit, Inc.		1,002	100,531

Microsoft Corp.		340	16,538

			138,789
Specialty retail (1.0%)

AutoZone, Inc.(NON)		142	95,518

			95,518
Technology hardware, storage, and peripherals (4.1%)

Apple, Inc.		1,445	180,842

EMC Corp.		6,068	163,290

NetApp, Inc.		1,378	49,953

			394,085
Textiles, apparel, and luxury goods (1.2%)

NIKE, Inc. Class B		57	5,634

Ralph Lauren Corp.		252	33,619

VF Corp.		1,121	81,194

			120,447
Tobacco (3.1%)

Altria Group, Inc.		3,364	168,368

Philip Morris International, Inc.		725	60,516

Reynolds American, Inc.		1,052	77,112

			305,996
Water utilities (0.2%)

American Water Works Co., Inc.		418	22,789

			22,789
Wireless telecommunication services (0.7%)

SBA Communications Corp. Class A(NON)		561	64,975

			64,975

Total common stocks (cost $8,569,074)			$9,185,205

PURCHASED OPTIONS OUTSTANDING (3.0%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-16/$180.00	$10,079	$63,917

SPDR S&P 500 ETF Trust (Put)	Mar-16/183.00	10,480	66,857

SPDR S&P 500 ETF Trust (Put)	Feb-16/183.00	10,496	58,942

SPDR S&P 500 ETF Trust (Put)	Jan-16/170.00	10,512	31,279

SPDR S&P 500 ETF Trust (Put)	Dec-15/180.00	10,557	40,860

SPDR S&P 500 ETF Trust (Put)	Nov-15/180.00	10,571	33,464

Total purchased options outstanding (cost $398,267)			$295,319

SHORT-TERM INVESTMENTS (5.2%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)		245,737	$245,737

SSgA Prime Money Market Fund Class N 0.03%(P)		260,000	260,000

Total short-term investments (cost $505,737)			$505,737

TOTAL INVESTMENTS

Total investments (cost $9,473,078)(b)			$9,986,261

WRITTEN OPTIONS OUTSTANDING at 4/30/15 (premiums $23,749) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-15/$217.50	$9,487	$633
SPDR S&P 500 ETF Trust (Call)	May-15/214.50	9,689	1,722
SPDR S&P 500 ETF Trust (Call)	May-15/215.50	9,746	168
SPDR S&P 500 ETF Trust (Call)	May-15/214.00	9,289	90
SPDR S&P 500 ETF Trust (Call)	May-15/213.50	24,753	25

Total			$2,638

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
baskets	22	$—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	$(17,480)
baskets	3	—	12/17/15	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	(2,384)

Total		$—	$(19,864)

Key to holding's currency abbreviations

Key to holding's abbreviations
bp	Basis Points
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $9,727,974.
(b)	The aggregate identified cost on a tax basis is $9,476,473, resulting in gross unrealized appreciation and depreciation of $742,069 and $232,281, respectively, or net unrealized appreciation of $509,788.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$262,852	$4,563,156	$4,580,271	$265	$245,737
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $26,169 to cover certain derivative contracts.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $22,244 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,197,082	$—	$—
Consumer staples	815,944	—	—
Energy	703,178	—	—
Financials	1,543,848	—	—
Health care	1,332,779	—	—
Industrials	988,423	—	—
Information technology	1,797,255	—	—
Materials	318,809	—	—
Telecommunication services	213,117	—	—
Utilities	274,770	—	—
Total common stocks	9,185,205	—	—
Purchased options outstanding	—	295,319	—
Short-term investments	505,737	—	—

Totals by level	$9,690,942	$295,319	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(2,638)	$—
Total return swap contracts	—	(19,864)	—

Totals by level	$—	$(22,502)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$295,319	$22,502

Total	$295,319	$22,502

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$55,000
Written equity option contracts (contract amount)		$52,000
OTC total return swap contracts (notional)		$3,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	—
	Purchased options#	—	33,464	—	—	261,855	295,319

	Total Assets	$—	$33,464	$—	$—	$261,855	$295,319

	Liabilities:
	OTC Total return swap contracts*#	—	—	19,864	—	—	19,864
	Written options#	2,355	258	—	25	—	2,638

	Total Liabilities	$2,355	$258	$19,864	$25	$—	$22,502

	Total Financial and Derivative Net Assets	$(2,355)	$33,206	$(19,864)	$(25)	$261,855	$272,817
	Total collateral received (pledged)##†	$—	$—	$—	$—	$260,000
	Net amount	$(2,355)	$33,206	$(19,864)	$(25)	$1,855

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2015